Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
Schedule of Grant-Date Fair Value of Stock Options Granted	The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three and nine months ended September 30, 2024 and 2023:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Exercise price	$1.00 – 1.12	$1.35 – 1.35	$1.00 – 1.12	$1.35 – 1.84
Risk-free interest rate	5.2 – 5.2%	4.8 – 4.8%	5.2 – 5.2%	4.7 – 4.8%
Expected volatility	93.2 – 104.6%	134.5 – 134.5%	93.2 – 104.6%	122.2 – 136.9%
Expected dividend yield	0%	0%	0%	0%
Expected life of options (in years)	5.0	5.0	5.0	5.0
The following table presents the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:
	Year Ended
	December 31,
	2023	2022
Exercise price	$0.85 – 1.84	$1.67 – 2.61
Risk-free interest rate	4.7 – 5.0%	0.6 – 4.5%
Expected volatility	98 – 137%	127 – 164%
Expected dividend yield	0%	0%
Expected life of options (in years)	5.0	5.0

Schedule of Option Activity	The following table summarizes the Company’s option activity for the nine months ended September 30, 2024 (in thousands, except exercise price and contractual life data):
	Number Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)
Balance as of January 1, 2024	13,843	$2.64	3.7
Granted	250	1.01	5.0
Exercised	-	-	-
Forfeited	(1,724)	4.11	-
Balance as of September 30, 2024	12,369	$2.41	3.1
Vested and exercisable as of September 30, 2024	8,375	$2.87	2.8

The following table summarizes the Company’s option activity:
Weighted Average Number of Shares (in thousands)	Weighted Average Exercise Price		Contractual Term (in years)
Outstanding as of December 31, 2021
As previously reported	5,197	$7.68	2.5
Adjustments (1)	(1,100)	(2.45)	1.4
As restated	4,097	5.23	3.9
Granted	6,853	1.38	5.0
Forfeited	(1,785)	3.17	-
Outstanding as of December 31, 2022	9,165	3.51	4.2
Granted	5,340	1.38	5.0
Forfeited	(662)	4.41	-
Outstanding as of December 31, 2023	13,843	$2.64	3.7

Vested as of December 31, 2022	6,413	$3.58	4.2
Vested as of December 31, 2023	8,803	$3.21	3.4

Schedule of Exercise Price Range	The following table summarizes the exercise price range as of September 30, 2024 (in thousands, except exercise price data):
Exercise Price	Outstanding Options	Exercisable Options
$0.00 – 1.00	105	10
$1.00 – 2.00	5,348	1,794
$2.00 – 3.00	5,845	5,500
$3.00 – 6.00	38	38
$6.00 – 8.00	683	683
$8.00 – 12.00	350	350
	12,369	8,375
The following table summarizes the exercise price range as of December 31, 2023 (in thousands):
Exercise Price	Outstanding Options	Exercisable Options
$0.00 – 1.00	180	10
$1.00 – 2.00	5,695	1,935
$2.00 – 3.00	6,359	5,318
$3.00 – 5.00	65	65
$5.00 – 7.00	726	713
$7.00 – 12.00	818	762
	13,843	8,803

Schedule of Stock-Based Compensation Expense Related to Common Stock Options and Restricted Shares of Common Stock	The Company recognized stock-based compensation expense for services in lieu of cash payments to certain consultants, including expenses for both shares issued and stock option awards granted, in the following expense categories of its consolidated statements of operations (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Selling and marketing	$-	$(107)	$-	$(174)
General and administrative	2	107	21	456
Total stock-based compensation	$2	$-	$21	$282
The Company recognized stock-based compensation expense related to common stock options and restricted shares of common stock in the following expense categories of its consolidated statements of operations (in thousands):
	Year Ended December 31,
	2023	2022
Research and development	2,080	509
Selling and marketing	(279)	494
General and administrative	2,470	8,320
Total stock-based compensation	$4,271	$9,323

Schedule of Stock-Based Compensation Expense Related to Common Stock Options and Restricted Shares of Common Stock	The Company recognized stock-based compensation expense related to common stock options and restricted shares of common stock in the following expense categories of its consolidated statements of operations (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$562	$408	$1,761	$1,358
Selling and marketing	12	85	123	(351)
General and administrative	189	499	796	2,103
Total stock-based compensation	$763	$992	$2,680	$3,110